CALVERT Responsibly Invested Portfolios
Acacia Capital Corporation

Semi-Annual Report
June 30, 1995


ACACIA CAPITAL CORPORATION
SEMI-ANNUAL REPORT - June 30, 1995

Dear Investor:

Both stocks and bonds rallied during the six months ended June 30, 1995, as measured by broad market indicators.

The markets advanced as investors realized that the slowing pace of economic growth made further interest rate hikes unlikely and a cut even possible. In general, U.S. companies continued to post strong earnings, which also worked to drive stock prices higher. Large-capitalization growth stocks led the rally. The best performing stock market sectors included technology, health care and financial services.

Shortly after the close of this reporting period, the Federal Reserve moved to lower rates by reducing its target for the federal funds rate (the rate banks charge each other) from 6% to 5.75%.

Calvert Responsibly Invested Money Market Portfolio
Managed by Calvert Asset Management

After rising sharply in 1994, short-term interest rates fell slightly during the period covered by this report. The Portfolio's yield moved a bit higher during the 12-month period, due to the higher rates available during the second half of 1994. The annualized compound dividend yield for the 12-months ended June 30, 1995 was 5.02%, up from 3.29% one year ago.

For those investors concerned primarily with principal stability, this Portfolio continues to provide a safe harbor while offering competitive money market rates.

Calvert Responsibly Invested Bond Portfolio
Managed by United States Trust Company

The Bond Portfolio had a total return of 10.05% for the six months ended June 30, 1995. In comparison, the Lipper Corporate A Index returned 11.36%. Within the investment-grade bond category, all bonds performed well, with the strongest returns generated by longer-maturity bonds and bonds with bigger coupons, such as lower-rated corporate bonds. The Bond Portfolio has a higher percentage of high-quality bonds and did not hold a high percentage of longer-maturity bonds, and thus trailed the Index slightly.

The current economic environment is favorable and bond valuations, while not cheap, are far from their peak levels in comparison to prevailing interest rates. However, given the significant rise in bond prices during this first six months of 1995, market risk is higher than at the beginning of the year. We expect that bonds will continue to reward investors with higher than money market returns over the next several years.

In the months ahead, we will strive to anticipate changes in economic trends that would lead to a reversal in market direction. We will also concentrate on selecting individual securities that are likely to perform well within their asset categories.

Calvert Responsibly Invested Balanced Portfolio
(formerly the Managed Growth Portfolio)
Managed by Calvert Asset Management and NCM Capital, effective February 9,
1995

In seeking to provide investors with consistently competitive returns, the Board of Directors selected a different investment manager. In February, NCM Capital assumed responsibility for managing the equity portion of the Portfolio and Calvert Asset Management Company assumed responsibility for managing the Portfolio's fixed-income assets. U.S. Trust Company of Boston was the previous investment manager.

The Balanced Portfolio returned 17.35% for the six months ended June 30, 1995. This return compares favorably to the 13.72% return of the Lipper Balanced Funds Average.

The Portfolio's above-average gain was due to substantial equity investments in the better performing market sectors, including technology, financials, consumer staples and capital goods. In addition, our holdings of major foreign growth stocks, such as Ericsson and Philips, also contributed positive returns. The fixed-income portion also made a strong contribution as we quickly brought the Portfolio's duration out to a position longer than that of the benchmarks. In addition, we added positions in corporate bonds, which enhanced Portfolio diversification and boosted yields.

We are now adding to our exposure to cyclical stocks, as this area of the market looks to be gathering momentum. As prices of technology stocks have enjoyed an extended rally, the risk of a slowdown in this sector is high. We will remain market-weighted in this sector. Financial and capital goods stocks continue to show promise.

As of this writing, the stock market is giving back a little of the ground it had gained during its long, previously uninterrupted rally. Bond markets have corrected to a greater extent. This degree of volatility is to be expected, and serves to remind investors that the markets typically don't go up in a straight line. Despite such corrections, our outlook for the remainder of 1995 is one of cautious optimism.

On April 20, 1995, a special meeting of the Portfolio's shareholders was held to approve NCM as a new sub-advisor, and certain other changes. Voting results were:

Item 1: To approve a new investment advisory agreement for the Portfolio with Calvert Asset Management, including an incentive performance fee.
For:  25,564,024.55    Against:  1,300,418.787  Abstain:  1,941,926.908

Item: 2: To approve a new investment subadvisory agreement from the Portfolio with NCM Capital Management Group, Inc., including an incentive performance fee.
For:  22,531,258.61    Against:  3,556,424.404  Abstain:  2,767,777.917

Item 3:  To approve a change in the Portfolio from diversified to nondiversified.
For: 21,332,836.64     Against:  5,025,714.753  Abstain:  2,497,188.581

Item 4:  To allow the investment objective to be nonfundamental.
For:  20,851,389.57    Against:  5,385,187.787  Abstain:  2,509,063.236

Calvert Responsibly Invested Equity Portfolio
Managed by Loomis, Sayles & Co.

The Equity Portfolio returned 12.08% for the six months ended June 30, 1995. Performance was behind that of the Standard & Poor's 500 Stock Index, which returned 20.19%, and the Lipper Growth Funds Average, which returned 17.47%.

The Portfolio's weaker return relative to the Standard & Poor's 500 was primarily due to our underweighting in some of the consumer staples groups, including drug and tobacco stocks. (Of course, as a responsibly managed fund, we will not take positions in tobacco stocks. Our exclusion of these stocks held back performance for the six months ended June 30; however, shortly after the close of this reporting period, the American Medical Association stepped up its attack on tobacco manufacturers and prices of tobacco company stocks plummeted.)

The gap in performance has been narrowed considerably during the first few weeks of July, largely due to good gains from our technology holdings. From December 30, 1994 to July 17, 1995, the Portfolio returned 19.63%, compared to 24.27% for the S&P 500 Index.

Going forward, our outlook for the holdings in the Portfolio is very positive. Currently, investors are taking money out of sectors such as consumer staples and buying into sectors where the Portfolio is positioned, such as retail and apparel, freight transportation and housing-related stocks. Portfolio holdings Federal Express, Ryder, Liz Claiborne, Masco, Whirlpool and the Gap should benefit from this trend. And, while technology stocks look to be experiencing a correction after racking up tremendous ga-ins, the fundamentals of this sector remain solid.

Calvert Responsibly Invested Capital Accumulation Portfolio
Managed by Apodaca-Johnston, Brown Capital Management and Fortaleza Asset Management

The strongly positive 25.12% return on the Capital Accumulation Portfolio for the six months ended June 30, 1995, was well ahead of the 17.47% return for the Lipper Growth Funds Average.

Each of the Portfolio's investment managers contributed positive returns that were ahead of their individual benchmarks. Concentrations in the better performing sectors, including technology, health care and specialty retailers boosted performance. Within the technology sector, the Portfolio's investments in semi-conductor/silicon-related issues experienced enormous growth.

Going forward, managers will continue to focus on those stocks that help corporate America obtain and use information efficiently, including computer hardware and software, telecommunications, medical information systems and diagnostic testing. The Information Revolution is one of the most significant forces influencing economic activity, and we are excited about the prospects for continued growth within these industries.

While our outlook for the Portfolio and the U.S. stock market is optimistic, investors have enjoyed an extended period of strongly rising stock prices, and it's unlikely such exceptional short-term gains can be maintained. We encourage shareholders to focus on the Portfolio's long-term potential.

On January 25, 1995, a special meeting of the Portfolio's shareholders was held to approve the new multiple subadvisors, and certain other changes. Voting results were:

Item 1: To approve a new investment advisory agreement for the Portfolio with Calvert Asset Management Company, currently investment manager to the Portfolio and investment advisor to the Fund's other Portfolios.
For:  98,164.7878             Against:  47,644.8307

Item 2: To approve a new form of investment subadvisory agreement to be entered into with seven portfolio management companies, three of which would initially co-manage the Portfolio. The agreement allows for a performance fee adjustment, to be added to or deducted from the base fee, beginning two years after approval of the agreement.
For:  94,091.0164             Against:  50,928.6321

Item 3:  To approve a change in the investment objective to allow investment in companies with a market value generally between $100 million and $5 billion, but which may be larger or smaller as appropriate.
For:  134,076.5479            Against:  10,815.1351

Item 4:  To approve a change in the investment objective to allow investment in a nondiversified portfolio of securities, and to approve a change to the fundamental investment restriction to reflect this status.
For:  81,292.1285             Against:  59,210.4355

Item 5: To allow the investment objective to be nonfundamental, so that future changes may be made by the Board of Directors with advance written notice to shareholders.
For:  85,287.6891             Against:  57,296.751

Item 6: To approve a change to the fundamental investment restrictions to permit investment in options and futures.
For:  75,968.3468             Against:  64,954.4916

Item 7: To approve a change to the fundamental investment restriction to permit investment in foreign securities.
For:  127,931.0561            Against:  10,710.8422

Item 8: To approve a substitution of "Capital Accumulation" in the place of "Ariel Appreciation II" in the name of the Portfolio, since Ariel Capital Management is no longer with the Fund.

For:  107,881.3533            Against:  2,383.3733

Calvert Responsibly Invested Global Equity Portfolio
Managed by Murray Johnstone, Ltd.

The Global Equity Portfolio returned 5.35% for the six months ended June 30, 1995, a bit behind the 9.42% return on the Morgan Stanley Capital International World Index.

During January and February, markets were buffeted by the collapse of the Mexican currency which had a negative impact on emerging and smaller markets generally. Stability returned to currencies and equity markets recovered in the period from March. The exception to this trend was Japan, where the rising yen continued to depress profits. The U.S. market was one of the strongest, and most European markets also posted good gains.

The broad strategy for the period was to overweight the European and Far Eastern markets, underweight the U.S. and Japan and hold existing positions in Latin America. Less exposure to Japan and more exposure to Europe and the Far East proved correct and contributed to performance. The Portfolio's return lagged the MSCI World Index's due to heavy losses from our Mexican holdings, which we believe will recover, and our underweighting in the U.S. market, which may be coming to the end of its extended rally.

The question from here is whether growth in the U.S. economy will rebound in the second half or continue to drift down. In reducing the federal funds rate, the Fed confirmed its belief that industry has passed the period of peak earnings for this cycle. If this is true, earnings results could begin to undershoot predictions and the market will likely begin to cool. Under these circumstances, we believe investors will return to markets of economies seeing high sustainable growth rates, specifically those of the Pacific region, and the Portfolio will continue to highlight these areas.

Calvert Responsibly Invested Strategic Growth Portfolio
Managed by Portfolio Advisory Services, Inc.

We are pleased to offer a seventh responsibly managed investment option, the CRI Strategic Growth Portfolio, to participants in the National Home Life PRISM Variable Annuity. Strategic Growth is an aggressively managed portfolio that seeks maximum long-term gains. During normal market conditions the Portfolio will be invested primarily in stocks. The Portfolio manager looks to identify the most dynamic industries and selects those companies experiencing the strongest earnings growth. If the manager's market outlook turns decidedly negative, assets may be moved into cash or short sales may be used to preserve gains.

For the period since inception March 1, 1995, through June 30, 1995, the Strategic Growth Portfolio returned -.10%, compared to 8.77% for the benchmark Russell 2000 Index. This essentially flat return reflects the Portfolio's defensive position.

Beginning early in 1995, the manager's opinion of the level of risk inherent in the stock market move dramatically higher. This opinion is based on an assessment of various economic and market indicators, termed the Five Market Principles. Assets were moved out of long positions in stocks and into cash and short positions. This defensive approach will be maintained until the manager's market outlook changes.

We appreciate your investment in the CRI Portfolios of the National Home Life PRISM Variable Annuity.

Sincerely,

(signature)


Clifton S. Sorrell
President

July 19, 1995


PORTFOLIO STATISTICS

Chart1:
CALVERT RESPONSIBLY INVESTED BOND PORTFOLIO
Comparison of change in value of a
hypothetical $10,000 investment.

A line graph showing an investment of $10,000 from 6/92 growing to $11,760 in the Calvert Responsibly Invested Bond Portfolio compared to that in the Lehman Aggregate Bond index growing to $12,417 by 6/95.

Average Annual Total Return
(periods ending June 30, 1995)

          1 Year  10.91%                     Life of Fund  5.56% (6/92)


CALVERT RESPONSIBLY INVESTED EQUITY PORTFOLIO
Comparison of change in value of a
hypothetical $10,000 investment.

A line graph showing an investment of $10,000 from 6/92 growing to $11,329 in the Calvert Responsibly Invested Equity Portfolio compared to that in the S&P 500 growing to $14,519 by 6/95.


Average Annual Total Return
(periods ending June 30, 1995)

          1 Year  7.66%                      Life of Fund  5.46% (6/92)

CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
Comparison of change in value of a
hypothetical $10,000 investment.

A line graph showing an investment of $10,000 from 6/92 growing to $12,995 in the Calvert Responsibly Invested Global Equity Portfolio compared to that in the MSCI Worldindex growing to $14,466 by 6/95.

Average Annual Total Return
(periods ending June 30, 1995)

          1 Year  0.33%                      Life of Fund  8.82% (6/92)

CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
Comparison of change in value of a
hypothetical $10,000 investment.

A line graph showing an investment of $10,000 from 9/86 growing to $22,912 in the Calvert Responsibly Invested Balanced Portfolio compared to that in 90 Day T-Bills growing to $16,097, in the Lehman Aggregate Bond index growing to $21,601, and the S&P 500 growing to $28,897 by 6/95.

Average Annual Total Return
(periods ending June 30, 1995)

     1 Year  19.21%        5 Year  9.39%          Life of Fund 9.51% (9/86)

CALVERT RESPONSIBLY INVESTED
CAPITAL ACCUMULATION PORTFOLIO
Comparison of change in value of a
hypothetical $10,000 investment.

A line graph showing an investment of $10,000 from 7/91 growing to $14,777 in the Calvert Responsibly Invested Capital Accumulation Portfolio compared to that in the S&P 400 Midcap growing to $17,787, in the Russell 2000 growing to$16,942, and in the s&p 500 growing to $16,460 by 6/95.


Average Annual Total Return
(periods ending June 30, 1995)

     1 Year  18.06%        Life of Fund  10.37% (7/91)

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity. Past performance does not indicate future results.


ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)


                                                                                 Principal
                                                                                    Amount          Value   Ratings <F1>

CORPORATE DEBT (13.3%)
     Health Midwest Ventures Group, 6.15%, 8/1/19                              $   225,000    $   225,000     VMIG1/-A-1
     Medic Funding Corp., 6.12%, 1/1/15                                            225,000        225,000       P-1/A-1+
     National Funding Corp., 6.07%, 10/1/14                                        225,000        225,000      VMIG1/A-1
         Total Corporate Debt (Cost $675,000)                                                     675,000

MUNICIPAL OBLIGATIONS (8.2%)
     Broome County, New York Industrial Development
         Agency VRDN, 6.10%, 6/1/00 <F5>                                           225,000        225,000        P-1/A-1
     Mahoning County VRDN, 6.49%, 11/1/98, LOC: Marine Bank <F5>                   190,000        190,000        P-1/A-1
         Total Municipal Obligations (Cost $415,000)                                              415,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (67.1%)
     Federal Farm Credit Bank, 5.82%, 7/10/95                                    1,400,000      1,398,416
     Federal Home Loan Mortgage Corp., 5.90%, 7/5/95                               240,000        239,921
     Federal Home Loan Mortgage Corp., 5.90%, 7/17/95                              182,000        181,582
     Federal Home Loan Mortgage Corp., 5.83%, 8/2/95                               500,000        497,571
     Federal Home Loan Mortgage Corp., 5.77%, 9/20/95                              390,000        385,062
     Federal National Mortgage Assn., 5.87%, 7/11/95                               200,000        199,740
     Federal National Mortgage Assn., 5.88%, 7/31/95                               500,000        497,713
         Total U.S. Government Agencies and Instrumentalities
          (Cost $3,400,005)                                                                     3,400,005


               TOTAL INVESTMENTS  (88.6%) <F4> (Cost $4,490,005) <F3>                          $4,490,005

See notes to portfolio of investments.


ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)


                                                                                 Principal
                                                                                    Amount          Value   Ratings <F1>
CORPORATE DEBT (20.2%)
     Albertson's, Inc., 6.18%, 3/22/00                                          $   25,000     $   24,704         Aa3/A+
     AMR Corp., 9.82%, 3/7/01                                                       25,000         27,909       Baa3/BB+
     Becton Dickinson & Co., 8.80%, 3/1/01                                          40,000         44,136          A1/A+
     Bell Telephone of Pennsylvania, 6.125%, 3/15/03                                20,000         44,136         Aa1/AA
     Chubb Corp., 8.75%, 11/15/99                                                   50,000         52,436        Aa2/AA+
     Dayton Hudson Corp., 9.00%, 10/1/21                                            60,000         68,510           A3/A
     Donnelly (R.R.) & Sons Co., 7.00%, 1/1/03                                      55,000         56,143        Aa3/AA-
     Healthsouth Corp., 9.50%, 4/1/01                                               25,000         25,688          Ba3/B
     New England Telephone & Telegraph Co., 5.05%, 10/1/98                          50,000         48,060        Aa2/AA-
     Norwest Corp., 6.00%, 3/15/00                                                  50,000         49,053        Aa3/AA-
     Pacific Bell Telephone, 6.25%, 3/1/05                                         Aa3/AA-         43,375        Aa3/AA-
     Payless Cashways, Inc., 9.125%, 4/15/03                                        50,000         38,750         Ba3/B+
     Pitney Bowes Credit Corp., 8.625%, 2/15/08                                     50,000         57,574         Aa3/AA
     Stanley Works, 9.00%, 2/1/98                                                   25,000         26,517           A2/A
     Wisconsin Telephone Co., 4.375%, 5/1/02                                        25,000         22,130        Aaa/AAA
         Total Corporate Debt (Cost $621,826)                                                     604,423

MUNICIPAL OBLIGATIONS (10.8%)
     Atlanta, Georgia Downtown Development Authority, 6.875%, 2/1/21                50,000         47,001         NR/AAA
     Conneaut, Pennsylvania School District, 6.55%, 11/1/03, Ambac Insured                         25,000         24,682
Aaa/AAA
     Cranston, Rhode Island Housing and Urban Development, 7.14%, 8//1/02                          15,000         15,409
NR/NR
     Long Beach, California Redevelopment Agency, 7.00%, 11/1/01                    15,000         14,945        Aaa/AAA
     Los Angeles County, California Pension Fund, 8.30%, 6/30/02                    50,000         53,836            A/A
     Salem, Massachusetts Housing and Urban Development, 8.75%, 8/1/99                             15,000         16,193
NR/NR
     San Diego County, General Obligation Bonds, Series A, 6.38%, 8/15/03                          50,000         46,196
A/A+
     Silver Spring Metro Center, 6.875%, 5/15/13                                    50,000         47,531          NR/AA
     State of Connecticut General Obligation Bonds, 6.00%, 1/15/03                  60,000         57,370         Aa/AA-
         Total Municipal Obligations (Cost $330,567)                                              323,163

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (58.1%)
     Federal Home Loan Banks,  6.32%, 12/4/97                                       70,000         70,421
     Federal Home Loan Banks,  8.60%, 8/25/99                                      300,000        326,289
     Federal Home Loan Banks,  6.15%, 9/14/99                                       15,000         14,984
     Federal Home Loan Mortgage Corp., 8.70%, 7/6/95                               125,000        125,030
     Federal Home Loan Mortgage Corp., 7.90%, 1/27/00                              300,000        320,136
     Federal Home Loan Mortgage Corp., 7.84%, 4/26/00                               75,000         76,041
     Federal Home Loan Mortgage Corp., 7.28%, 5/8/00                               100,000        102,297
     Federal National Mortgage Assn., 5.90%, 8/4/95                                 50,000         49,738
     Federal National Mortgage Assn., 8.25%, 12/18/00                              300,000        327,888
     Federal National Mortgage Assn., 5.49%, 10/2/03                                75,000         69,965
     Financing Corp., 9.80%, 11/30/17                                               50,000         65,224
     Financing Corp., 9.80%, 4/6/18                                                 50,000         65,303
     Resolution Funding Corp., 8.125%, 10/15/19                                     20,000         22,947
     Student Loan Marketing Assn., 7.50%, 3/27/98                                  100,000        101,034
         Total U.S. Government Agencies and Instrumentalities
           (Cost $1,675,799)                                                                    1,737,297


Other debt (0.5%)
     South Africa Rep., 9.625%, 12/15/99                                            15,000         15,563        Baa3/BB
         Total Other Debt (Cost $14,675)                                                           15,563


               TOTAL INVESTMENTS  (89.6%) <F4> (Cost $2,642,867) <F3>                          $2,680,446

See notes to portfolio of investments.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (96.7%)

     Airline (1.9%)
         AMR Corp.                                                                     700     $   52,238
                                                                                                   52,238

     Auto (2.5%)
         Federal Mogul Corp.                                                         3,750         68,438
                                                                                                   68,438

     Capital Goods (2.3%)
         Hubbell, Inc., Class B                                                      1,100         62,150
                                                                                                   62,150

     Chemicals (5.7%)
         Morton International, Inc.                                                  2,100         61,425
         Praxair, Inc.                                                               3,700         92,500
                                                                                                  153,925

     Computers - Equipment and Services (2.3%)
         Digital Equipment Corp. <F2>                                                1,500         61,125

                                                                                                   61,125
     Computers - Software (4.0%)
         Computer Associates International, Inc.                                     1,600        108,400

                                                                                                  108,400
     Consumer Products (11.2%)
         Black and Decker Corp.                                                      4,000        123,500
         Masco Corp.                                                                 2,200         59,400
         Sonoco Products Co.                                                         2,415         59,771
         Whirlpool Corp.                                                             1,100         60,500
                                                                                                  303,171

     Delivery (2.7%)
         Federal Express Corp. <F2>                                                  1,200         72,900
                                                                                                   72,900

     Electronics (7.7%)
         E M C Corp. <F2>                                                            3,900         94,575
         Intel Corp.                                                                 1,800        113,963
                                                                                                  208,538

     Freight Transportation (2.7%)
         Ryder System, Inc.                                                          3,000         71,625
                                                                                                   71,625

     Financial Services (13.0%)
         BankAmerica Corp.                                                           1,500         78,938
         Chemical Bkg Corp.                                                          1,900         89,775
         Dean Witter Discover & Co.                                                  1,500         70,500
        Federal Home Loan Mortgage Corp                                              1,400         96,250
      Grupo Financiero Serfin, S.A. <F2>                                             3,300         15,263
                                                                                                  350,726

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY  SECURITIES (CON'T)
     Health Care (2.3%)
         Healthsouth Corp. <F2>                                                      3,500     $   60,813
                                                                                               $   60,813

     Industrial Products (4.5%)
         Applied Materials, Inc. <F2>                                                1,400        121,275
                                                                                                  121,275

     Insurance  (5.0%)
         Chubb Corp.                                                                 1,000         80,125
         USF&G Corp.                                                                 3,300         53,625
                                                                                                  133,750

     Machinery  (5.9%)
         Consorcio G Grupo Dina, S.A.                                                8,200         25,625
         Deere & Co.                                                                   800         68,500
         Giddings & Lewis, Inc.                                                      3,700         66,138
                                                                                                  160,263

     Media and Publishing (2.7%)
         Knight Ridder, Inc.                                                         1,300         73,938
                                                                                                   73,938

     Medical Devices and Supplies (1.9%)
         Ventritex, Inc. <F2>                                                        3,100         52,313
                                                                                                   52,313

    Retail (10.0%)
         Dayton Hudson Corp.                                                           900         64,570
         Gap, Inc.                                                                   1,900         66,263
         Liz Claiborne, Inc.                                                         3,800         80,750
         Toys R(R) Us, Inc. <F2>                                                     2,000         58,500
                                                                                                  270,083

     Telecommunications (8.4%)
         Compania de Telefonos de Chile, S.A.                                        1,200         97,650
         Telefonica de Argentina, S.A., Class B                                      2,800         69,300
         Telefonos de Mexico, S.A.                                                   2,000         59,250
                                                                                                  226,200



               TOTAL INVESTMENTS  (96.7%) <F4> (Cost $2,599,559) <F3>                          $2,611,871

See notes to portfolio of investments.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (Unaudited)
                                                                                    Shares          Value
EQUITY SECURITIES (95.4%)

  Australia (1.8%)
     National Australia Bank                                                        23,000    $   181,777
                                                                                                  181,777

  Belgium (0.1%)
    G.I.B.                                                                              19            902
                                                                                                      902

  Denmark (1.5%)
    Tele Danmark                                                                     2,680        149,123
                                                                                                  149,123

  Finland (0.1%)
    Werner Soderstrom                                                                  110         10,302
                                                                                                   10,302

  France (5.9%)
     Ass Gen de France                                                               4,140        133,336
    CPR CIE Par Reesco                                                               1,780        135,024
    Credit Fonc France                                                                 897         99,291
    Pinault Printemps Redoute, S.A.                                                    740        158,638
    Securidev                                                                        2,111         60,267
                                                                                                  586,556

  Germany (1.5%)
    Herlitz, A.G.                                                                      484        102,897
    Munchener Ruckvers                                                                  21         46,012
                                                                                                  148,909

  Hong Kong (3.0%)
    Hang Seng Bank                                                                  22,000        167,748
    Hysan Development                                                               55,000        125,811
                                                                                                  293,559

  Italy (2.9%)
     IMI                                                                            23,000        140,706
    Telecom Italia                                                                  53,600        145,281
                                                                                                  285,987

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (CON'T)

  Japan (18.9%)
    Canon, Inc.                                                                     10,000    $   162,822
    Itochu Corp.                                                                    24,000        140,169
    Kuraray Co.                                                                     13,000        141,266
    Nippon Telephone & Telegraph                                                        18        150,788
    Omron Corp.                                                                      8,000        152,911
    Sanwa Bank                                                                       6,000        113,268
    Secom Co.                                                                        6,000        377,323
    Takeda Chem Inds                                                                10,000        132,146
    TDK Corp.                                                                        3,000        136,629
    Tokyo Style Co.                                                                  8,000        120,819
    Tokyu Construction                                                              30,000        153,973
    Tsukishima Kikai                                                                 6,000        100,524
                                                                                                1,882,638

  Netherlands (2.8%)
    Elsevier,  N.V.                                                                 13,500        159,439
    Polygram, N.V.                                                                   2,050        121,055
                                                                                                  280,494

  New Zealand (1.3%)
    Telecom Corp. of New Zealand                                                    35,000        131,034
                                                                                                  131,034

  Norway (2.2%)
    Hafslund Nycomed                                                                 5,210        120,494
    Tomra Systems                                                                   25,500        100,154
                                                                                                  220,648

  Singapore (2.8%)
    Keppel Corp.                                                                    17,000        138,676
    United Overseas, Ltd. (warrants) <F2>                                          149,000        137,538
                                                                                                  276,214

  Spain (4.2%)
   Aguas de Barcelona                                                                3,880        109,553
   Centros Com Pryca                                                                 6,810        126,502
   Sotogrande, S.A. <F2>                                                            30,650         78,191
   Vallehermoso, S.A.                                                                6,340        108,610
                                                                                                  422,856

  Sweden (1.9%)
    Aga A.B., Series B                                                               6,900         81,611
    Autoliv A.B.                                                                     2,041        109,192
                                                                                                  190,803

See notes to portfolio of investments.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (CON'T)
  Switzerland (2.3%)
    Landis & Gyr, A.G.                                                                 100    $    64,264
    Roche Holdings, A.G.                                                                13         83,769
    Winterthur Finance, rights issued                                                  140          1,009
    Winterthur Finance                                                                 140         84,134
                                                                                                  233,176

  United Kingdom (14.9%)
    Allied Irish Banks                                                              31,800        150,477
    British Telecom                                                                 17,000        105,997
    BTR                                                                             29,000        147,376
    Cable & Wireless                                                                24,000        164,148
    EMAP                                                                            19,000        141,737
    Forte                                                                           33,770        122,199
    Glynwed International                                                           20,000        103,547
    Hays                                                                            28,500        142,795
    Marks & Spencer                                                                 23,000        147,797
    MFI Furniture Group                                                             61,000        113,520
    United Biscuits                                                                 29,000        147,836
                                                                                                1,487,429

  United States (27.3%)
    Albertson's, Inc.                                                                5,200        154,700
    Banpais,  S.A. <F2>                                                             10,000          8,750
    Bay Apartment Community, Inc.                                                    6,700        130,650
    Cifra, S.A. de C.V.                                                             69,000         95,151
    Dallas Semiconductor Corp.                                                       4,000         82,000
    Duriron, Inc.                                                                    4,500        101,250
    El Paso Natural Gas Co.                                                          3,500         99,750
    Enron Corp.                                                                      3,000        105,375
    General Re Corp.                                                                   500         66,938
    Giddings & Lewis, Inc.                                                           3,300         58,988
    Grainger (W.W.), Inc.                                                            1,000         58,750
    Grupo Indl Durango, S.A. <F2>                                                   11,000         88,000
    Hannaford Brothers Co.                                                           3,500         99,750
    Home Depot, Inc.                                                                 3,500        142,188
    Illinois Tool Works, Inc.                                                        2,500        137,500
    McGraw Hill Cos., Inc.                                                           2,000        151,750
    Metalclad Corp. <F2>                                                            35,000         72,188
    Molex, Inc., Class A                                                             4,000        146,000
    New World Power Corp. <F2>                                                       7,000         36,750
    Northern Trust Corp.                                                             2,400         96,600
    Partner Re Holding                                                               6,700        175,038
    Sprint Corp.                                                                     2,800         94,150
    Telefonos de Mexico, S.A.                                                        3,600        106,650
    Transportadora de Gas                                                           21,000        220,500
    Westcott Communications, Inc. <F2>                                               7,500        133,125
    Worldcom, Inc. <F2>                                                              2,122         57,292
                                                                                                2,719,783

      Total Equity Securities (Cost $9,557,000)                                                 9,502,190


                                                                          PRINCIPAL AMOUNT
TIME DEPOSITS (4.5%)

     State Street Bank, London, 6.25%, 7/3/95                                 $    448,492   $    448,492
      Total Time Deposit (Cost $448,492)                                                          448,492


        TOTAL INVESTMENTS (99.9%) <F4> (Cost $10,005,492) <F3>                                $ 9,950,682

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (Unaudited)


                                                                                 Principal
                                                                                  Amount          Value     Ratings <F1>

CORPORATE DEBT (10.7%)
     AMR Corp., 9.82%, 3/7/01                                                  $   525,000    $   586,084       Baa3/BB+
     BellSouth Savings, 9.19%, 7/1/03                                              404,118        445,257        Aa1/AAA
     BellSouth Telecommunications, 6.25%, 5/15/03                                  500,000        491,425        Aaa/AAA
     Chugach Elec Assn., Inc., 9.14%, 3/15/22                                    1,000,000      1,122,530           A3/A
     CIT Group Hldgs, Inc., 6.11%, 5/11/98                                       3,000,000      2,976,243         AA3/A+
     Liberty Mutual Capital Corp., 7.90%, 3/14/03                                  500,000        520,033          A1/AA
     Nationsbank Corp., 5.375%, 12/1/95                                          1,000,000        997,500           A2/A
     Payless Cashways, Inc., 9.125%, 4/15/03                                       250,000        193,750         Ba3/B+
     Polaroid Corp., 8.00%, 3/15/99                                                250,000        260,663      Baa3/BBB+
     Potomac Electric Power Co., 6.70%, 5/28/97                                    500,000        503,465          A2/A-
     United Dominion Realty Trust, Inc., 8.50%, 9/15/24                          1,200,000      1,302,180      Baa1/BBB+
        Total Corporate Debt (Cost $9,282,079)                                                  9,399,130

MUNICIPAL OBLIGATIONS (6.8%)
     Conneaut, Pennsylvania School District, 6.55%, 11/1/03,
      Ambac Insured                                                                350,000        345,548        Aaa/AAA
     Georgia State, 3.25%, 7/1/14                                                2,000,000      1,413,640        Aaa/AA+
     Illinois Housing Development Authority, 8.35%, 8/1/26                       1,000,000      1,036,250          Aa/AA
     New York State Environmental General Obligation Bonds,
      7.65%, 5/1/99                                                                550,000        559,735           A/A-
     New York State, Job Development Authority, 7.70%, 3/1/03                      500,000        516,525           A/NR
     Richmond County, Georgia Development Authority, Zero Coupon,
      12/1/21                                                                    4,810,000        790,956            AAA
     San Diego County, General Obligation Bonds, Series A, 6.38%,
      8/15/03                                                                      750,000        692,933           A/A+
     University of Maryland Systems Facility & Tuition Revenue Bonds,
       Series B, 6.95%, 4/1/11                                                     670,000        642,108         Aa/AA+
        Total Municipal Obligations (Cost $6,073,760)                                           5,997,695

REPURCHASE AGREEMENTS, FOR DEPOSIT AT COST,
COLLATERALIZED BY SECURITIES ISSUED OR GUARANteed
BY THE U.S. GOVERNMENT (8.8%)
     Prudential Securities, Inc., 6.08%, dated 6/30/95,
      due 7/5/95 ($7,911,171) FHLMC Bond, 9.00%, 6/1/25)                         7,700,000      7,700,000
        Total Repurchase Agreements (Cost $7,700,000)                                           7,700,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIEs (20.1%)
     Federal Home Loan Mortgage Corp., 5.87%, 7/7/95                             2,000,000      1,998,696
     Federal Home Loan Mortgage Corp., 6.00%, 12/15/19                           1,000,000        968,450
     Federal Home Loan Mortgage Corp., 6.50%, 8/15/21                            1,000,000        983,750
     Federal National Mortgage Assn., 6.00%, 9/5/95                              2,700,000      2,671,200
     Federal National Mortgage Assn., 5.90%, 9/11/95                             1,000,000        988,508
     Federal National Mortgage Assn., 8.00%, 3/15/00                             1,000,000      1,011,980
     Federal National Mortgage Assn., 5.49%, 10/2/03                             1,000,000        932,870
     Federal National Mortgage Assn., 7.00%, 12/25/19                            1,000,000        982,810
     Federal National Mortgage Assn., 6.50%, 12/25/23                            1,000,000        954,290
     Federal National Mortgage Assn., 7.93%, 2/14/25                             3,000,000      3,340,380
     Small Business Administration, 8.05%, 6/1/12                                  885,761        931,776
     U.S. Department of Veteran Affairs, 8.00%, 7/15/18                          1,000,000      1,077,700
     WNH Ltd Partnership, 9.40%, 10/1/99                                           705,000        753,955
        Total U.S. Government Agencies and Instrumentalities
         (Cost $16,911,002)                                                                    17,596,365

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED Portfolio
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                 principal
                                                                                  amount          value     ratings <F1>
OTHER DEBT (1.4%)

     Puget Power Consv., 6.45%, 4/11/05                                      $   1,000,000    $   995,051        Aa2/AAA
     South Africa Republic, 9.625%, 12/15/99                                       250,000        259,375        Baa3/BB
        Total Other Debt (Cost $1,244,588)                                                      1,254,426

EQUITY  SECURITIES (53.3%)                                                          SHARES
     Beverage Hotel and Leisure (0.9%)
        Delta Corp.                                                                550,000        804,094


     Biotechnology (0.9%)
        Amgen, Inc. <F2>                                                             9,380        754,504


     Business Equipment and Services (1.8%)
         Hewlett Packard Co.                                                        10,000        745,000
         Xerox Corp.                                                                 7,350        861,788
                                                                                                1,606,788

     Capital Goods (0.5%)
         Grainger (W.W.), Inc.                                                       6,900        405,375
                                                                                                  405,375

     Communications (2.0%)
         Ameritech Corp.                                                            27,500      1,210,000
         DSC Communications Corp. <F2>                                              12,425        577,763
                                                                                                1,787,763

     Computers - Equiptment and Services (1.4%)
         Sun Microsystems, Inc. <F2>                                                25,400      1,231,900
                                                                                                1,231,900

     Computers - Software (0.6%)
         Computer Associates International, Inc.                                     6,900        467,475
                                                                                                  467,475

     Consumer Products (4.7%)
         American Greetings Corp.                                                   42,100      1,236,688
         Colgate Palmolive Co.                                                       6,500        475,312
         Gillette Co.                                                               28,200      1,258,425
         Polygram N.V.                                                              20,000      1,182,500
                                                                                                4,152,925

     Delivery (1.1%)
         Federal Express Corp. <F2>                                                 16,400        996,300
                                                                                                  996,300

     Electronics (4.9%)
         E M C Corp. <F2>                                                           53,300      1,292,525
         Intel Corp.                                                                10,600        671,113
         Linear Technology Corp.                                                     7,900        521,400
         Philips Electrs N.V.                                                       24,300      1,038,825
         Teradyne, Inc. <F2>                                                        11,500        751,812
                                                                                                4,275,675

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED Portfolio
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (CON'T)

     Energy (0.5%)
         Northern Borders Partners Limited Partnership                              19,200     $  468,000
                                                                                                  468,000

     Financial Services (6.3%)
         Advanta Corp., Class A                                                     13,400        558,613
         Bank New York, Inc.                                                        22,800        920,550
         Bank of Boston Corp.                                                       20,000        750,000
         Baybanks, Inc.                                                              7,000        554,750
         Federal National Mortgage Assn.                                            10,600      1,000,375
         Green Tree Finl Corp.                                                      22,400        994,000
         UJB Finl Corp.                                                             24,200        735,075
                                                                                                5,513,363

     Food Services (2.6%)
         Kellogg Co.                                                                17,250      1,231,219
         Sysco Corp.                                                                34,500      1,017,750
                                                                                                2,248,969

    Health Care (1.1%)
        Johnson & Johnson                                                           14,800      1,000,850
                                                                                                1,000,850

     Industrial Products (4.3%)
         Applied Materials, Inc. <F2>                                                8,300        718,988
         Briggs & Stratton Corp.                                                    17,500        603,750
         Modine Manufacturing Co.                                                   15,000        551,250
         Sealed Air Corp. <F2>                                                      20,800        915,200
         Sigma Aldrich Corp.                                                        20,625      1,013,203
                                                                                                3,802,391

     Insurance  (1.1%)
         AFLAC, Inc.                                                                11,100        485,625
         American International Group, Inc.                                          4,200        478,800
                                                                                                  964,425

     Machinery  (1.7%)
         AGCO Corp.                                                                 20,000        750,000
         Deere & Co.                                                                 8,200        702,125
                                                                                                1,452,125

     Manufacturing  (0.6%)
         Dover Corp.                                                                 6,950        505,613
                                                                                                  505,613
     Media and Publishing (0.8%)
         Houghton Mifflin Co.                                                       13,000        685,750
                                                                                                  685,750

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (Con't)

     Medical Devices and Supplies (4.5%)
        Becton Dickinson & Co.                                                      20,000  $   1,165,000
        Boston Scientific Corp. <F2>                                                21,400        682,125
        Cordis Corp. <F2>                                                           15,600      1,041,300
        Medtronic, Inc.                                                             13,800      1,064,325
                                                                                                3,952,750

     Merchandising (1.4%)
         Albertson's, Inc.                                                          42,180      1,254,855
                                                                                                1,254,855

     Oil & Gas (0.5%)
         Plains Petroleum Co.                                                       15,000        444,375
                                                                                                  444,375

     Paper and Packaging (2.1%)
         Chesapeake Corp.                                                               10            311
         Consolidated Papers, Inc.                                                  17,500      1,008,438
         Nampak                                                                    190,000        851,690
                                                                                                1,860,439

     Pharmaceutical (1.7%)
        Merck & Co., Inc.                                                           30,500      1,494,500
                                                                                                1,494,500

     Retail (1.5%)
        Consolidated Stores Corp. <F2>                                              61,300      1,279,638
                                                                                                1,279,638

     Telecommunications (1.2%)
         Ericsson L M Tel, Co., Class B                                             52,400      1,048,000
                                                                                                1,048,000

    Utilities (2.6%)
         Cinergy Corp.                                                              45,400      1,191,750
         Equitable Resources, Inc.                                                  38,900      1,123,233
                                                                                                2,314,983

      Total Equity Securities (Cost $39,309,360)                                               46,773,825

      TOTAL INVESTMENTS (101.1%) <F4> (Cost $80,520,789) <F3>                                 $88,721,441

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (97.8%)
  Airline (0.8%)
      Atlantic Coast Airlines, Inc. <F2>                                             2,000      $  17,500
      Comair Hldgs, Inc.                                                             1,000         37,875
                                                                                                   55,375

  Biotechnology (1.0%)
      Amgen, Inc. <F2>                                                                 800         64,350
                                                                                                   64,350

  Business Equipment and Services (1.4%)
     Corporate Express, Inc. <F2>                                                    1,500         32,063
     Datametrics Corp. <F2>                                                          6,700         63,231
                                                                                                   95,294

  Chemicals (0.6%)
     Sigma Aldrich Corp.                                                               900         44,213
                                                                                                   44,213

  Communication Equipment (10.2%)
     California Microwave, Inc. <F2>                                                 1,000         25,063
     Chips & Technologies, Inc. <F2>                                                 4,000         52,500
     Cisco Systems, Inc. <F2>                                                        1,700         85,955
     Gandalf Technologies, Inc. <F2>                                                 8,000         72,500
     Global Village Communications <F2>                                              4,000         62,500
     Itron, Inc. <F2>                                                                2,500         78,125
     Mirocom, Inc. <F2>                                                              5,000         75,000
     Network Gen Corp. <F2>                                                          1,500         40,875
     Seeq Technology, Inc. <F2>                                                     23,500         85,188
     Spectran Corp. <F2>                                                               500         19,875
     Summa Four, Inc. <F2>                                                           2,000         56,500
     Vtel Corp. <F2>                                                                 3,000         39,750
                                                                                                  693,831

  Computers - Software (11.3%)
     Cadence Design Systems, Inc. <F2>                                               1,000         32,375
     Cheyenne Software, Inc. <F2>                                                    1,600         29,600
     Datalogix International, Inc. <F2>                                              2,500         60,938
     DSP Group, Inc. <F2>                                                            3,500         87,555
     Excalibur Technologies Corp. <F2>                                               3,000         48,000
     Hummingbird Communications Ltd. <F2>                                            2,000         58,500
     Macromedia, Inc. <F2>                                                           1,600         69,200
     Microsoft Corp. <F2>                                                              900         81,338
     Oracle Sys Corp. <F2>                                                           1,650         63,731
     Softkey International, Inc. <F2>                                                1,500         47,813
     State of the Art, Inc. <F2>                                                     7,000         69,125
     Sterling Software, Inc. <F2>                                                    1,100         42,350
     Symantec Corp. <F2>                                                             1,500         43,311
     System Software Assoc., Inc.                                                    1,800         36,000
                                                                                                  769,836





See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 1995 (Unaudited)


                                                                                    Shares          Value
EQUITY SECURITIES (CON'T)
  Computers - Systems (8.5%)
     3D Sys Corp.                                                                    3,166     $   58,571
     Asyst Technologies, Inc. <F2>                                                   1,000         37,125
     Bay Networks, Inc. <F2>                                                         1,800         74,475
     Boca Research, Inc. <F2>                                                        3,500         94,500
     Data Race, Inc. <F2>                                                            5,000         53,125
     Discreet Logic <F2>                                                             2,000         66,000
     Mentor Graphics Corp. <F2>                                                      1,300         22,425
     Optical Data Sys, Inc. <F2>                                                     4,000        105,000
     Plaintree Sys, Inc. <F2>                                                        3,000         31,500
     Verifone, Inc. <F2>                                                             1,400         34,300
                                                                                                  577,021

  Cosmetics (0.6%)
     Guest Supply, Inc. <F2>                                                         1,500         39,000
                                                                                                   39,000

  Electrical Equipment (5.7%)
     AFC Cable Sys, Inc. <F2>                                                        2,900         56,550
     Checkpoint Sys, Inc. <F2>                                                       3,000         66,750
     Electro Scientific Inds., Inc. <F2>                                             2,000         66,500
     Flextronics International <F2>                                                  1,200         26,250
     Kulicke & Soffa Inds, Inc. <F2>                                                 1,000         66,313
     Ultratech Stepper, Inc. <F2>                                                    3,000        105,750
                                                                                                  388,113

  Electronics (13.9%)
     Adaptec, Inc. <F2>                                                              2,200         81,400
     Adaptive Solutions, Inc. <F2>                                                   2,000         15,500
     Alpha Inds, Inc. <F2>                                                           8,000        114,000
     Anadigics, Inc. <F2>                                                            1,000         19,500
     E M C Corp. <F2>                                                                1,400         33,950
     GaSonics International, Inc. <F2>                                               1,400         39,900
     Input/Output, Inc. <F2>                                                         1,600         57,600
     OEA, Inc.                                                                       1,100         32,588
     Photronic, Inc. <F2>                                                            1,750         53,813
     PRI Automation, Inc. <F2>                                                       2,000         65,500
     Sanmina Corp. <F2>                                                                500         19,000
     Sierra Semi Conductor Corp. <F2>                                                2,300         73,025
     Solectron Corp. <F2>                                                            1,500         51,188
     Uniphase Corp. <F2>                                                             4,300         91,913
     Vishay Intertechnology, Inc.                                                    2,730         98,621
     VLSI Technology, Inc. <F2>                                                      1,700         51,213
     Zilog, Inc. <F2>                                                                1,000         49,873
                                                                                                  948,584

  Financial Services (5.6%)
     Citicorp                                                                          400         23,150
     First USA, Inc.                                                                 1,100         48,813
     Glendale Federal Bank Federal Savings Bank <F2>                                 4,800         60,000
     Green Tree Finl Corp.                                                           1,900         84,313
     ISB Financial Corp. <F2>                                                        4,500         67,500
     Price T. Rowe & Associates, Inc.                                                1,800         69,300
     Roosevelt Finl Group, Inc.                                                      1,800         30,038
                                                                                                  383,114

See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
June 30, 1995 (Unaudited)



                                                                                    Shares          Value
Equity securities (Cont'd)
  Health Care (4.7%)
     American Homepatient, Inc. <F2>                                                 1,000     $   29,750
     CRA Managed Care, Inc. <F2>                                                     2,000         45,000
     Health Care & Retirement  Corp. <F2>                                            1,600         46,800
     Healthcare Compare Corp. <F2>                                                   1,300         39,000
     Healthsource, Inc. <F2>                                                         1,000         35,000
     Manor Care, Inc.                                                                2,300         66,988
     OccuSystems, Inc. <F2>                                                          2,000         34,250
     U.S. Healthcare, Inc.                                                             800         24,500
                                                                                                  321,288

  Industrial Equipment and Services (1.8%)
     Intermagnetics Gen Corp. <F2>                                                   2,575         36,694
     Lo Jack Corp. <F2>                                                              4,000         44,250
     Lydall, Inc. <F2>                                                               2,000         44,000
                                                                                                  124,944

  Insurance (1.5%)
     AFLAC, Inc.                                                                     1,800         78,750
     American Bankers Ins Group, Inc.                                                  700         22,225
                                                                                                  100,975

  Leisure (0.7%)
     Carnival Corp., Class A                                                         2,100         49,088
                                                                                                   49,088

  Machine Tools (0.9%)
     FSI Intl, Inc. <F2>                                                             2,600         60,613
                                                                                                   60,613

  Manufacturing (0.5%)
     Wabash National Corp.                                                           1,000         31,125
                                                                                                   31,125

  Medical Devices & Supplies (6.2%)
     ALZA Corp. <F2>                                                                 1,900         44,413
     Cardinal Health, Inc.                                                           1,200         56,700
     Heart Technology, Inc. <F2>                                                     1,250         24,219
     North American Vaccine, Inc. <F2>                                               2,500         24,843
     Ren Corp USA <F2>                                                               1,950         30,956
     Research Inds Corp. <F2>                                                        3,000         69,000
     Resmed, Inc. <F2>                                                                 500          6,000
     Respironics, Inc. <F2>                                                          3,000         42,750
     Sofamor/Danek Group, Inc. <F2>                                                  1,000         22,625
     Steris Corp. <F2>                                                               1,000         48,500
     Uromed Corp. <F2>                                                               2,000         16,250
     Ventritex, Inc. <F2>                                                            2,000         33,750
                                                                                                  420,006

  Oil & Gas (0.6%)
     Belden & Blake Corp. <F2>                                                       2,500         40,625
                                                                                                   40,625

  Paper (0.7%)
     Chesapeake Corp.                                                                1,500         46,688
                                                                                                   46,688

See notes to portfolio of investments.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
June 30, 1995 (Unaudited)



                                                                                    Shares          Value
Equity securities (Cont'd)
  Pharmaceutical (1.1%)
     Merck & Co., Inc.                                                               1,500    $    73,500
                                                                                                   73,500

  Real Estate (1.5%)
     General Growth Properties, Inc.                                                 2,000         40,750
     Post Properties, Inc.                                                           1,200         36,300
     Prime Residential, Inc.                                                         1,800         27,225
                                                                                                  104,275

  Recycling (0.7%)
     Imco Recycling, Inc.                                                            2,500         46,875
                                                                                                   46,875

  Restaurants (2.3%)
     Buffets, Inc. <F2>                                                              2,800         38,500
     Cheesecake Factory, Inc. <F2>                                                   2,000         51,500
     Daka Intl, Inc. <F2>                                                            3,000         69,375
                                                                                                  159,375

  Retail  (11.8%)
     Autozone, Inc. <F2>                                                             1,200         30,150
     Barnes & Noble, Inc. <F2>                                                       2,000         68,000
     Bombay, Inc. <F2>                                                               3,200         25,200
     Federated Department Stores, Inc. <F2>                                          1,900         25,200
     Gymboree Corp. <F2>                                                             2,000         58,125
     Heilig Meyers Co.                                                               1,300         33,150
     Home Depot, Inc.                                                                1,000         40,625
     Just For Feet, Inc. <F2>                                                        1,500         59,813
     Lechters, Inc. <F2>                                                             1,500         23,250
     Mens Wearhouse, Inc. <F2>                                                       2,100         57,750
     Movie Gallery, Inc. <F2>                                                        3,500        122,718
     Quiksilver, Inc. <F2>                                                           2,000         52,500
     Revco D.S., Inc. <F2>                                                           2,100         50,400
     St. John Knits, Inc.                                                            1,700         76,288
     Sunglass Hut International, Inc. <F2>                                           1,000         35,000
     Whole Foods Mkt, Inc. <F2>                                                      1,500         22,870
                                                                                                  804,764

  Specialized Services  (1.4%)
     Equifax, Inc.                                                                   1,175         39,216
     Gartner Group, Inc., Class A <F2>                                               1,000         29,000
     Webb Del Corp.                                                                  1,200         27,900
                                                                                                   96,116

  Telecommunications (1.8%)
     Mobile Telecommunication Technologies Corp. <F2>                                2,000         54,750
     Telefonos de Mexico, S.A.                                                         800         23,700
     U.S. Order, Inc.                                                                3,000         44,250
                                                                                                  122,700


         TOTAL INVESTMENTS (97.8%) <F4> (Cost $5,403,613) <F3>                                 $6,661,688


See notes to portfolio of investments.

ACACIA CAPITAL CORPORATION
CALVER RESPONSIBLY INVESTED STRATEGIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)



                                                                                    Shares          Value
EQUITY SECURITIES (17.4%)
  Communications (0.7%)
     Premisys Communications, Inc. <F2>                                                100     $    6,456
                                                                                                    6,456

  Computers - Equipment and Services  (0.8%)
     Oracle Systems Corp. <F2>                                                         200          7,725
                                                                                                    7,725

  Computers - Software (2.7%)
     Informix Corp. <F2>                                                               400         10,150
     Peoplesoft, Inc. <F2>                                                             200         10,850
     Wonderware Corp. <F2>                                                             100          4,025
                                                                                                   25,025

  Computers - Systems (0.9%)
     Silicon Graphics, Inc. <F2>                                                       200          7,975
                                                                                                    7,975

  Electronics (0.7%)
     Trident Microsystems, Inc. <F2>                                                   300          6,225
                                                                                                    6,225

  Oil & Gas - Field Services (1.2%)
     Smith International, Inc. <F2>                                                    440          7,370
     Tuboscope Vetco International Corp. <F2>                                          500          3,188
                                                                                                   10,558

  Oil & Gas - U.S. Exploration & Production (7.8%)
     Apache Corp.                                                                      800         21,900
     Barrett Res Corp. <F2>                                                            400          9,300
     Burlington Res, Inc.                                                              400         14,750
     Coda Energy, Inc. <F2>                                                            500          3,437
     Parker & Parsley Pete Co.                                                         300          5,887
     Seagull Energy Corp. <F2>                                                         500          8,250
     Valero Energy Corp.                                                               200          4,050
     Western Gas Res, Inc.                                                             200          3,450
                                                                                                   71,024

  Oil & Gas - U.S. Integrated (1.2%)
     KCS Energy, Inc.                                                                  500         10,688
                                                                                                   10,688

  Retail  (1.4%)
     Just For Feet, Inc. <F2>                                                          100          3,988
     Petsmart, Inc. <F2>                                                               300          8,625
                                                                                                   12,613


      Total Equity Securities (Cost $154,083)                                                     158,289

                                                                                    OUNCES
GOLD (4.2%)
     Gold Bar                                                                           99         38,190
      Total Gold (Cost $38,944)                                                                    38,190

        Total Investments (21.6%) <F4> (Cost $193,027) <F3>                                      $196,479

See notes to portfolio of investments.


ACACIA CAPITAL CORPORATION
NOTES TO PORTFOLIO OF INVESTMENTS
June 30, 1995 (Unaudited)

<F1> Ratings:  Moody's Investor Service, Inc. ratings of long-term corporate debt obligations in descending order of quality are Aaa, Aa, A, Baa. Moody's ratings of state and municipal notes in descending order of quality are MIG1, MIG2, MIG3. VMIG rating is the same as MIG rating but is designated for issues that have periodic demand features. Standard and Poor's Corporation ratings of state and municipal notes in descending order of quality are: A-1, A-2, A-3, B, C, D. Standard and Poor's ratings of corporate debt are AAA, AA, A, BBB. Numerical modifiers and plus or minus indicate the ranking of a security within its generic rating category. Moody's ratings are indicated before Standard and Poor's in the portfolio of investments.
NR: Obligation is not rated by a commercial credit rating service. Obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.

<F2>  These equity securities have not declared dividends in the past twelve months.

<F3>  Cost of investments is substantially the same for federal income tax purposes.

<F4>  The percentages shown represent the percentage of the investments in net assets.

<F5>  These obligations have a daily or seven day tender at par, at holder's option.

<F6>  Explanation of Guarantees
  LOC:  Letter of Credit

<F7>  Abbreviations
  VRDN:  Variable Rate Demand Notes


ACACIA CAPITAL CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1995 (UNaudited)

                                                                      CRI                                           CRI
                                                                     Money           CRI            CRI           Global
                                                                     Market          Bond          Equity         Equity
ASSETS
  Investments in securities, at value -
    see accompanying portfolio                                  $ 4,490,005    $ 2,680,446    $ 2,611,871    $ 9,950,682
  Cash and foreign currency                                         576,001        258,746         88,405         29,871
  Interest and dividends receivable                                   6,117         56,067          2,680         49,424
  Receivable for securities sold                                         _             _             _          8,242
      Total assets                                                5,072,123      2,995,259      2,702,956     10,038,219

LIABILITIES
  Payable to Calvert Asset Management Company, Inc.- <F2>             2,580          1,823          1,363          9,133
  Payable for securities purchased                                       _             _             _         62,459
  Accrued expenses and other liabilities                              1,764            500            880          6,388
      Total liabilities                                               4,344          2,323          2,243         77,980
        Net assets                                              $ 5,067,779    $ 2,992,936    $ 2,700,713    $ 9,960,239

NET ASSETS
  Net assets consist of:
  Paid-in capital applicable to 5,072,383 outstanding shares of common stock, for the CRI Money Market Portfolio,
    $1.00 par value (14,000,000 shares authorized)                5,067,808
  Paid-in capital applicable to 186,010 outstanding shares
    of common stock, for the CRI Bond Portfolio,
    $1.00  par value (1,000,000 shares authorized)                               2,904,855
  Paid-in capital applicable to 158,254 outstanding shares
    of common stock, for the CRI Equity Portfolio,
    $1.00  par value (2,000,000 shares authorized)                                              2,632,890
  Paid-in capital applicable to 594,876 outstanding shares
    of common stock, for the CRI Global Equity Portfolio,
    $1.00  par value (4,000,000 shares authorized)                                              9,923,390
  Accumulated net investment income - net of distributions            (168)         70,238         10,612         99,864
  Accumulated realized gains (losses) on investments -
    net of distributions                                                139       (19,736)         44,899      (370,636)
  Accumulated realized gains (losses) on foreign currency
    transactions - net of distributions                                  _             _             _        360,886
  Net unrealized appreciation (depreciation) on investments              _         37,579         12,312       (54,810)
  Net unrealized appreciation (depreciation) on
    foreign currency                                                     _             _             _          1,545
      Net assets                                                $ 5,067,779    $ 2,992,936    $ 2,700,713    $ 9,960,239


NET ASSET VALUE, offering and redemption price per share
  CRI Money Market Portfolio ($5,067,779 divided by
    5,072,383 shares)                                             $    1.00
  CRI Bond Portfolio ($2,992,936 divided by 186,010 shares)                   $      16.09
  CRI Equity Portfolio ($2,700,713 divided by 158,254 shares)                                                $     17.07
  CRI Global Equity Portfolio ($9,960,239 divided by
    594,876 shares)                                                                                          $     16.74

See notes to financial statements.

ACACIA CAPITAL CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (continued) june 30, 1995 (Unaudited)

                                                                                   CRI             CRI
                                                                     CRI         Capital        Strategic
                                                                  Balanced    Accumulation        Growth
ASSETS
  Investments in securities, at value -
    see accompanying portfolio                                $  88,721,441   $  6,661,688     $  196,479
  Cash                                                                  359        171,579        723,454
  Interest and dividends receivable                                 469,460          1,938            121
  Receivable for securities sold                                         _        171,609             _
  Receivable for shares sold                                         39,368             _             _
  Other assets                                                        3,687            297             _
      Total assets                                               89,234,315      7,007,111        920,054

LIABILITIES
  Payable to Calvert Asset Management Company, Inc.- <F2>            69,569          5,606          1,093
  Payable for securities purchased                                1,431,283        192,254          9,950
  Payable for shares redeemed                                         8,852            590            530
  Accrued expenses and other liabilities                              5,483             _             _
      Total liabilities                                           1,515,187        198,450         11,573
      Net assets                                               $ 87,719,128    $ 6,808,661      $ 908,481


NET ASSETS
  Net assets consist of:
  Paid-in capital applicable to 51,873,106 outstanding shares of common stock, for the CRI Balanced Portfolio,
    $1.00 par value (70,000,000 shares authorized)               75,589,690
  Paid-in capital applicable to 320,874 outstanding shares
    of common stock, for the CRI Capital Accumulation
    Portfolio, $1.00 par value (4,000,000 shares authorized)                     5,633,955
  Paid-in capital applicable to 90,840 outstanding shares
    of common stock, for the CRI Strategic Growth Portfolio,
    $1.00 par value (5,000,000 shares authorized)                                                 908,794
  Accumulated net investment income - net of distributions        1,214,651       (11,828)        (3,557)
  Accumulated realized gains (losses) on investments -
    net of distributions                                          2,729,060       (71,541)          (208)
  Accumulated realized gains (losses) on foreign currency
    transactions - net of distributions                            (14,982)             _             _
  Net unrealized appreciation (depreciation) on investments       8,200,652      1,258,075          3,452
  Net unrealized appreciation (depreciation) on foreign
    currency                                                             57             _             _
      Net assets                                                $87,719,128     $6,808,661       $908,481


NET ASSET VALUE, offering and redemption price per share
  CRI Balanced Portfolio
    ($87,719,128 divided by 51,873,106 shares)                  $     1.691
  CRI Capital Accumulation Portfolio
    ($6,808,661 divided by 320,874 shares)                                    $      21.22
  CRI Strategic Growth  Portfolio
    ($908,481 divided by 90,840 shares)                                                       $     10.00


See notes to financial statements.

ACACIA CAPITAL CORPORATION
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)


                                                                      CRI                                          CRI
                                                                     MONEY            CRI           CRI           Global
INVESTMENT INCOME                                                    MARKET           Bond         Equity         equity

  Interest income                                              $    164,007  $      78,613$           349  $      36,712
  Dividend income (net of foreign taxes of
    $12,108 for the Global Equity Series)                                _             _         19,617        110,461
       Total investment income                                      164,007         78,613         19,966        147,173

Expenses - <F2>
  Investment advisory fee                                            13,770          7,878          8,287         43,034
  Custodian fees                                                        (5)           (13)            (4)            138
  Postage and delivery                                                  145             47             48            204
  Printing and stationery                                             1,834            477            853          2,172
  Professional fees                                                   (117)             54           (85)            111
  Miscellaneous expenses                                                 _             _            757             48
    Total expenses                                                   15,627          8,443          9,856         45,707

      NET INVESTMENT INCOME                                         148,380         70,170         10,110        101,466

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on investments                                 159             _        113,856      (151,487)
Net realized gain (loss) on foreign currency                             _             _             _        141,737
Change in unrealized appreciation or depreciation of
  investments                                                            _        164,391        171,124        420,001
Change in unrealized appreciation or depreciation
  of foreign currency                                                    _             _             _          1,313

      NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY                        159        164,391        284,980        411,564

      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                $    148,539   $    234,561   $    295,090   $    513,030

See notes to financial statements.


ACACIA CAPITAL CORPORATION
STATEMENTS OF OPERATIONS (continued)
SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)


                                                                                    CRI
                                                                      CRI         CAPITAL
INVESTMENT INCOME                                                  BALANCED   ACCUMULATION
  Interest income                                              $  1,159,038 $        2,615
  Dividend income                                                   403,033         10,353
    Total investment income                                       1,562,071         12,968

Expenses - <F2>
  Investment advisory fee                                           261,386         21,758
  Directors' fees and expenses                                       16,366          1,266
  Federal and state registration fees                                 2,804            224
  Insurance                                                             778             71
  Postage and delivery                                                  469             47
  Printing and stationery                                            53,035          4,084
  Professional fees                                                  11,179            867
  Miscellaneous expenses                                              1,381            107
    Total expenses                                                  347,398         28,424

      NET INVESTMENT INCOME (LOSS)                                1,214,673       (15,456)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on investments                           3,520,511        188,613
Net realized gain (loss) on foreign currency                       (14,982)             _
Change in unrealized appreciation or depreciation
  of investments                                                  7,431,304      1,176,503
Change in unrealized appreciation or depreciation
  of foreign currency                                                    57             _

      NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY                 10,936,890      1,365,116

      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $12,151,563     $1,349,660

See notes to financial statements.


ACACIA CAPITAL CORPORATION
STATEMENTS OF OPERATIONS (continued)
FROM INCEPTION (MARCH 1, 1995) THROUGH
JUNE 30, 1995 (UNAUDITED)


                                                                      CRI
                                                                  strategic
INVESTMENT INCOME                                                   growth

  Dividend income                                                 $     121
    Total investment income                                             121

Expenses - <F2>
  Investment advisory fee                                             3,124
  Postage and delivery                                                   54
  Printing and stationery                                               430
  Professional fees                                                      70
    Total expenses                                                    3,678

      NET INVESTMENT INCOME (LOSS)                                  (3,557)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss)                                              (208)
Change in unrealized appreciation or depreciation of investments      3,452

      NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                                           3,244

      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                $      (313)

See notes to financial statements.

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                   ENDED       YEAR ENDED
                                                              JUNE 30, 1995   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                              (UNAUDITED)        1994
Operations
  Net investment income                                       $     148,380  $     212,908
  Net realized gain (loss) on investments                               159           (20)

      Net increase (DECREASE) in net assets
      resulting from operations                                     148,539        212,888

Distributions to shareholders
  Net investment income                                           (148,548)      (216,901)

Capital share transactions - <F3>                               (1,411,227)      2,451,508

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (1,411,236)      2,447,495

NET ASSETS
Beginning of period                                               6,479,015      4,031,520
End of period (including accumulated net investment
  income - net of distributions of ($168) and $0
  for 1995 and 1994, respectively.)                            $  5,067,779   $  6,479,015




ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS



                                                                SIX MONTHS     YEAR ENDED
                                                                   ended      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                             JUNE 30, 1995       1994
Operations
  Net investment income                                         $    70,170    $    73,710
  Net realized gain (loss) on investments                                _       (19,736)
  Change in unrealized appreciation or
    depreciation of investments                                     164,391      (133,324)

      Net increase (decrease) in net assets
      resulting from operations                                     234,561       (79,350)

Distributions to shareholders
  Net investment income                                                  _       (73,642)
  Net realized gain on investments                                       _             _
  Total distributions                                                    _       (73,642)

Capital share transactions - <F3>                                 1,355,000       (70,894)

TOTAL INCREASE (DECREASE) IN NET ASSETS                           1,589,561      (223,886)

NET ASSETS
Beginning of period                                               1,403,375      1,627,261
End of period (including accumulated net investment
  income - net of distributions of $70,238 and $68
  for 1995 and 1994, respectively.)                            $  2,992,936  $   1,403,375

See notes to financial statements.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                   ENDED      YEAR ENDED
                                                              JUNE 30, 1995   DECEMBER 31,
                                                               (UNAUDITED)        1994
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income                                         $    10,110      $  34,508
  Net realized gain (loss) on investments                           113,856       (51,195)
  Change in unrealized appreciation or depreciation
    of investments                                                  171,124      (242,697)

      Net increase (decrease) in net assets
      resulting from operations                                     295,090      (259,384)

Distributions to shareholders
  Net investment income                                                  _       (34,006)
  Net realized gain on investments                                       _             _
  Total distributions                                                    _       (34,006)

Capital share transactions - <F3>                                 (266,672)        439,077

TOTAL INCREASE (DECREASE) IN NET ASSETS                              28,418        145,687

NET ASSETS
Beginning of period                                               2,672,295      2,526,608
End of period (including accumulated net investment
  income - net of distributions of $10,612 and $502
  for 1995 and 1994, respectively.)                            $  2,700,713   $  2,672,295

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                   ENDED       YEAR ENDED
                                                              JUNE 30, 1995   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                              (UNAUDITED)        1994
Operations
  Net investment income                                        $    101,466   $     37,962
  Net realized gain (loss) on investments                         (151,487)        390,637
  Net realized gain (loss) on foreign currency                      141,737        219,148
  Change in unrealized appreciation or depreciation
    of investments                                                  420,001      (973,929)
  Change in unrealized appreciation or depreciation
    of foreign currency                                               1,313          5,375

      Net increase (decrease) in net assets
      resulting from operations                                     513,030      (320,807)

Distributions to shareholders
  Net investment income                                                  _       (62,195)
  Net realized gain on investments                                       _      (587,297)
  Total distributions                                                    _      (649,492)

Capital share transactions - <F3>                                 1,682,489      4,205,722

TOTAL INCREASE (DECREASE) IN NET ASSETS                           2,195,519      3,235,423

NET ASSETS
Beginning of period                                               7,764,720      4,529,297
End of period (including accumulated net
  investment income - net of distributions of
  $99,864 and $(1,303) for 1995 and 1994, respectively.)       $  9,960,239   $  7,764,720

See notes to financial statements.



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                              JUNE 30, 1995   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                              (UNAUDITED)        1994
Operations
  Net investment income                                       $   1,214,673  $   2,063,409
  Net realized gain (loss) on investments                         3,520,511      (604,541)
  Net realized gain (loss) on foreign currency                     (14,982)             _
  Change in unrealized appreciation or depreciation
    of investments                                                7,431,304    (3,394,657)
  Change in unrealized appreciation or depreciation
    of foreign currency                                                  57             _

      Net increase (decrease) in net assets
      resulting from operations                                  12,151,563      1,935,789

Distributions to shareholders
  Net investment income                                                  _    (2,067,159)
  Net realized gain on investments                                       _             _
  Total distributions                                                    _    (2,067,159)

Capital share transactions - <F3>                                 8,974,885     16,595,869

TOTAL INCREASE (DECREASE) IN NET ASSETS                          21,126,448     12,592,921

NET ASSETS
Beginning of period                                              66,592,680     53,999,759
End of period (including accumulated net
  investment income - net of distributions of
  $1,214,651 and ($22) for 1995 and 1994, respectively.)        $87,719,128    $66,592,680



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                              JUNE 30, 1995   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                              (UNAUDITED)        1994
Operations
  Net investment income                                        $   (15,456)   $     36,868
  Net realized gain (loss) on investments                           188,613      (260,154)
  Change in unrealized appreciation or depreciation
    of investments                                                1,176,503      (358,629)

      Net increase (decrease) in net assets
      resulting from operations                                   1,349,660      (581,915)

Distributions to shareholders
  Net investment income                                                  _       (33,260)
  Net realized gain on investments                                       _             _
  Total distributions                                                    _       (33,260)

Capital share transactions - <F3>                                 (229,820)      1,317,773

TOTAL INCREASE (DECREASE) IN NET ASSETS                           1,119,840        702,598

NET ASSETS
Beginning of period                                               5,688,821      4,986,223
End of period (including accumulated net investment
  income - net of distributions of ($11,828) and $3,628
  for 1995 and 1994, respectively.)                            $  6,808,661   $  5,688,821


See notes to financial statements.

ACACIA CAPITAL CORPORATION
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE A_SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General: Acacia Capital Corporation ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("Act"), as an open-end management investment company. The Fund operates as a series fund, each series issuing a separate class of common stock. The Calvert
Responsibly Invested (CRI) Capital Accumulation (formerly known as
Calvert-Ariel Appreciation II), CRI Money Market, CRI Bond, CRI Equity, CRI
Global Equity, CRI Balanced (formerly known as Calvert  Responsibly
Invested Managed Growth Portfolio or Calvert Socially Responsible Series)
Series ("Series"), and CRI Strategic Growth are all series of the Fund.

Shares of the CRI Capital Accumulation, CRI Money Market, CRI Bond, CRI
Equity, CRI Global Equity, CRI Balanced, and CRI Strategic Growth series are sold to National Home Life Assurance Company. Shares of the CRI Capital
Accumulation and CRI Balanced series are also sold to other insurance companies. Shares in Prism are offered only to separate accounts of insurance companies at a price equal to their respective net asset values per share, without a sales charge.

Portfolio Valuation: Investments in the CRI Money Market Series are carried at amortized cost, which approximates market value. Securities of the other series are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) fair values for all other securities and assets for which market quotations are not readily available are determined by the Advisor in good faith under the supervision of the Board of Directors.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Share Valuation, Dividends and Distributions to Shareholders: The net asset value per share, the price at which shares are issued and redeemed, is computed for each Series by dividing the value of the Series' total assets, less its liabilities, by the total number of shares outstanding each business day. It is the Fund's policy to maintain a constant net asset value of $1.00 per share for the CRI Money Market Portfolio and it has adopted certain investment, portfolio valuation, and dividend and distribution policies intended to enable it to do so. The net asset values per share of the other Series fluctuate daily in response to changes in the market value of investments. Dividends and distributions on the CRI Capital
Accumulation, CRI Bond, CRI Equity, CRI Global Equity, CRI Balanced and CRI
Strategic Growth Series are paid annually. Dividends and distributions on the CRI Money Market are paid monthly.

Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code available to certain investment companies, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income and excise taxes.

CRI Bond and CRI Equity have unused realized capital loss carryforwards for federal income tax purposes of $19,736 and $68,957 respectively, at June
30, 1995, which expire in 2002.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the prevailing exchange rates at the end of each respective period. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange prevailing on the dates of such transactions. When the Fund purchases or sells a foreign security it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

<F2> NOTE B _ INVESTMENT ADVISORY FEE

The Fund's investment advisor is Calvert Asset Management Company, Inc.
("CAM"), a wholly-owned subsidiary of Calvert Group, Ltd., which is an indirect, wholly-owned subsidiary of Acacia Mutual Life Insurance Company.
Under the Advisory Contract, CAM manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Directors, provides office space, facilities and equipment to the Fund, pays the salaries and fees of the affiliated Directors, and pays all Fund advertising and promotional expenses. For its services, CAM receives a fee of 0.50% of the average daily net assets from CRI Money Market, 0.70% from CRI Equity and Balanced, 0.65% from CRI Bond, 1.00% from CRI Global, 0.80% from CRI Capital Accumulation, and 1.50% from CRI Strategic Growth. In addition to the fee payable to the Advisor, CRI Equity pays a performance fee based on the investment performance of the Portfolio in relation to the investment record of the Standard & Poor's Composite Stock Price Index.
Until December 8, 1994, CAM was the investment manager for CRI Ariel
Appreciation, now known as CRI Capital Accumulation. For its services, CAM received an annual fee of 0.50% of the series' average daily net assets, payable monthly. The investment advisor was Ariel Capital Management, Inc.
(R) ("Ariel Capital"). Ariel Capital provided investment advice to the Series and was responsible, subject to the direction and control of the Fund's Board of Directors, for the selection of the Series' investments.
For its services, Ariel Capital received a fee of 0.25% of the Series net assets, for a total of 0.75% paid by the Series for advisory services. As of December 8, 1994, CAM is the investment advisor, and received 0.75% for its services. Certain officers and directors of the Fund are "affiliated persons," as defined in the Act, of the Advisor. Each director of the Fund who is not affiliated with the Advisor receives a meeting fee of $500 for each Board meeting attended.

<F3> NOTE C - NET ASSETS

The change in net assets resulting from capital share transactions for 1995 and 1994 is indicated below:
                                                          CRI MONEY MARKET
                                                                                 CRI BOND
                                                              SIX MONTHS                     SIX MONTHS
                                                                 ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                             JUNE 30, 1995   DECEMBER 31,  JUNE 30, 1995   DECEMBER 31,
                                                              (UNAUDITED)        1994       (UNAUDITED)        1994
In dollars
  Shares sold                                                 $  4,100,830   $ 23,556,988   $  1,518,516  $   1,353,470
  Reinvestment of dividends                                        127,240        216,901             _         73,642
  Shares redeemed                                              (5,639,297)   (21,322,381)      (163,516)    (1,498,006)
                                                             $ (1,411,227)    $ 2,451,508    $ 1,355,000   $   (70,894)
In shares
  Shares sold                                                    4,100,830     23,556,988        100,434         86,776
  Reinvestment of dividends                                        127,240        216,901             _        216,901
  Shares redeemed                                              (5,639,297)   (21,322,381)       (10,398)       (97,551)
                                                               (1,411,227)      2,451,508         90,036        (5,859)

                                                                CRI EQUITY
                                                                        CRI GLOBAL EQUITY
                                                                SIX MONTHS                    SIX MONTHS
                                                                     ENDED     YEAR ENDED          ENDED     YEAR ENDED
                                                             JUNE 30, 1995   DECEMBER 31,  JUNE 30, 1995   DECEMBER 31,
                                                               (UNAUDITED)           1994     UNAUDITED)           1994
In dollars
  Shares sold                                                    $ 191,755     $1,596,732     $2,125,236     $5,389,240
  Reinvestment of dividends                                             _         34,006             _        649,491
  Shares redeemed                                                (458,427)    (1,191,661)      (442,747)    (1,833,009)
                                                             $   (266,672)   $    439,077     $1,682,489     $4,205,722
In shares
  Shares sold                                                       12,256         96,305        134,522        293,138
  Reinvestment of dividends                                             _          2,209             _         40,294
  Shares redeemed                                                 (29,510)       (71,126)       (28,182)      (100,451)


                                                              CRI BALANCED
                                                              CRI CAPITAL ACCUMULATION
                                                               SIX MONTHS                   SIX MONTHS
                                                                  ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                                             JUNE 30, 1995   DECEMBER 31,  JUNE 30, 1995   DECEMBER 31,
                                                              (UNAUDITED)        1994       (UNAUDITED)        1994
In dollars
  Shares sold                                                  $11,875,276    $21,821,042       $679,723     $2,889,850
  Reinvestment of dividends                                             _      2,067,159             _         33,260
  Shares redeemed                                              (2,900,391)    (7,292,332)      (909,543)    (1,605,337)
                                                                $8,974,885    $16,595,869     $(229,820)     $1,317,773
In shares
  Shares sold                                                    7,521,851     14,565,450         36,874        158,373
  Reinvestment of dividends                                             _      1,425,675             _          1,954
  Shares redeemed                                              (1,892,312)    (4,889,932)       (51,226)       (88,169)
                                                                 5,629,539     11,101,193       (14,352)         72,158

                                                      CRI STRATEGIC GROWTH
                                                            FROM INCEPTION
                                                            MARCH 1, 1995
                                                               THROUGH
                                                            JUNE 30, 1995
                                                             (UNAUDITED)
In dollars
  Shares sold                                                 $  1,038,907
  Reinvestment of dividends                                             _
  Shares redeemed                                                (130,113)
                                                                $  908,794
In shares
  Shares sold                                                      103,810
  Reinvestment of dividends                                             _
  Shares redeemed                                                 (12,970)
                                                                    90,840

<F4> NOTE D - INVESTMENT TRANSACTIONS

For the period ended June 30, 1995, the Portfolios made purchases and sales of investment securities, other than short-term securities, as follows:
                                                                         CRI                      CRI           CRI
                                              CRI           CRI        Global        CRI        capital      strategic
                                              bond        equity       equity     balanced   accumulation      growth

Purchases                                 $ 1,353,497    $ 640,265   $4,905,600  $66,805,397   $6,068,897    $ 239,337
Sales                                     $    20,000    $ 926,646   $2,816,209  $54,650,807   $3,353,436    $  46,103


<F5> NOTE E - TAX BASIS OF INVESTMENT SECURITIES
At June 30, 1995, the Portfolio's cost of investment securities for federal income tax purposes, and gross unrealized appreciation and depreciation of investments, were as follows:

Cost of investment securities           $   2,642,867$   2,599,559 $ 10,005,492 $ 80,520,789 $  5,403,613$     193,027

Appreciation                                   80,884      357,052      679,840    8,810,995    1,325,637        8,311
Depreciation                                 (43,305)    (344,740)    (734,650)    (610,343)     (67,562)      (4,859)

Net unrealized appreciation
(depreciation)                            $    37,579    $  12,312    $(54,810)  $ 8,200,652   $1,258,075   $    3,452



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                         six months
                                                            ended                                        from inception
                                                           june 30,       year ended       year ended     june 30, 1992
                                                             1995        december 31,     december 31,        through
                                                         (unaudited)         1994              1993        dec. 31,1992

Net asset value, beginning of period                           $1.00            $1.00            $1.00            $1.00

Income from investment operations
  Net investment income                                         .026             .039             .031             .009
  Net realized and unrealized gain (loss) on
    investments                                                   _               _               _               _
    Total from investment operations                            .026             .039             .031              .00

Distributions to shareholders
  Dividends from net investment income                        (.026)           (.039)           (.031)           (.009)
  Distributions from net realized gains                           _               _               _               _
    Total distributions                                       (.026)           (.039)           (.031)           (.009)

Total increase (decrease) in net asset value                      _               _               _               _

Net asset value, end of period                                    $1            $1.00            $1.00            $1.00

Total return                                                   2.72%            3.96%            3.09%         2.11%(a)

Ratio of expenses to average net assets                      .57%(a)             .45%               _               _

Ratio of net investment income to average net
  assets                                                    5.39%(a)            3.91%            3.07%         3.02%(a)

Increase reflected in above net investment income
  ratio due to expense reimbursement                              _             .36%             .11%          .85%(a)

Net assets, end of period                                 $5,067,779       $6,479,015      $ 4,031,520       $1,795,231

Number of shares outstanding at end of period
  (in thousands)                                               5,072            6,484            4,032            1,795



(a) Annualized


ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                                         six months                                      from inception
                                                            ended         year ended       year ended     june 30, 1992
                                                       june 30, 1995     december 31,     december 31,        through
                                                         (unaudited)         1994             1993         dec. 31,1992
Net asset value, beginning of period                          $14.62           $15.98           $15.10           $15.00

Income from investment operations
  Net investment income                                          .46              .81              .50              .09
  Net realized and unrealized gain (loss)
    on investments                                              1.01             1.36              .91              .10
    Total from investment operations                            1.47             2.17             1.41              .19

Distributions to shareholders
  Dividends from net investment income                            _            (.81)            (.50)            (.09)
  Distributions from net realized gains                           _               _            (.03)               _
    Total distributions                                           _            (.81)            (.53)            (.09)

Total increase (decrease) in net asset value                    1.47           (1.36)              .88              .10

Net asset value, end of period                                $16.09           $14.62           $15.98           $15.10

Total return                                                  10.05%          (3.45%)            9.32%            1.33%

Ratio of expenses to average net assets                      .70%(a)             .62%               _               _

Ratio of net investment income to average
  net assets                                                5.79%(a)            5.20%            5.24%         5.23%(a)

Increase reflected in above net investment income
  ratio due to expense reimbursement                              _             .30%             .13%         2.06%(a)

Portfolio turnover                                                1%              12%              57%              56%

Net assets, end of period                                 $2,992,936       $1,403,375       $1,627,261         $125,633

Number of shares outstanding at end of period
  (in thousands)                                                 186               96              102                8



(a) Annualized


ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                                        six months                                       from inception
                                                           ended          year ended       year ended    june 30, 1992
                                                       june 30, 1995     december 31,     december 31,       through
                                                        (unaudited)          1994             1993        dec. 31,1992

Net asset value, beginning of period                          $15.23           $17.06           $16.56           $15.00

Income from investment operations
  Net investment income                                          .06              .20              .25              .05
  Net realized and unrealized gain (loss)
    on investments                                              1.78             1.83              .50             1.56
    Total from investment operations                            1.84             2.03              .75             1.61

Distributions to shareholders
  Dividends from net investment income                            _            (.20)            (.25)            (.05)
  Distributions from net realized gains                           _               _               _               _
    Total distributions                                           _            (.20)            (.25)            (.05)

Total increase (decrease) in net asset value                    1.84           (1.83)              .50             1.56

Net asset value, end of period                                $17.07           $15.23           $17.06           $16.56

Total return                                                  12.08%          (9.58%)            4.54%           10.57%

Ratio of expenses to average net assets                      .79%(a)             .57%               _               _

Ratio of net investment income to average net assets         .81%(a)            1.36%            2.08%         2.75%(a)

Increase reflected in above net investment income
  ratio due to expense reimbursement                              _             .42%             .12%         2.31%(a)

Portfolio turnover                                               27%             115%               4%               7%

Net assets, end of period                                 $2,700,713       $2,672,295       $2,526,608         $127,727

Number of shares outstanding at end of period
  (in thousands)                                                 158              176              148                8



(a) Annualized

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                                         six months                                      from inception
                                                            ended         year ended       year ended     june 30, 1992
                                                       june 30, 1995     december 31,     december 31,        through
                                                        (unaudited)          1994             1993         dec. 31,1992

Net asset value, beginning of period                          $15.89           $17.72           $14.57           $15.00

Income from investment operations
  Net investment income                                          .19              .11              .11            (.02)
  Net realized and unrealized gain (loss) on
    investments                                                  .66            (.49)             4.07            (.41)
    Total from investment operations                             .85            (.38)             4.18            (.43)

Distributions to shareholders
  Dividends from net investment income                            _            (.13)            (.08)               _
  Distributions from net realized gains                           _           (1.32)            (.95)               _
    Total distributions                                           _           (1.45)           (1.03)               _

Total increase (decrease) in net asset value                     .85           (1.83)             3.15            (.43)

Net asset value, end of period                                $16.74           $15.89           $17.72           $14.57

Total return                                                   5.35%          (2.13%)           29.72%          (3.27%)

Ratio of expenses to average net assets                     1.06%(a)            1.24%             .94%          .98%(a)

Ratio of net investment income to average net assets        2.36%(a)             .59%            1.00%        (.98%)(a)

Increase reflected in above net investment income
  ratio due to expense reimbursement                              _             .29%             .10%         1.07%(a)

Portfolio turnover                                               35%              84%              64%               _

Net assets, end of period                                 $9,960,239       $7,764,720       $4,529,297         $235,701

Number of shares outstanding at end of period
  (in thousands)                                                 595              489              256               16



(a) Annualized



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)
                                                     six months
                                                        ended      year ended  year ended   year ended     year ended
                                                   june 30, 1995 december 31, december 31, december 31,   december 31,
                                                    (unaudited)       1994         1993        1992           1991

Net asset value, beginning of period                      $1.440       $1.537       $1.465       $1.403         $1.249

Income from investment operations
  Net investment income                                     .025         .046         .045         .044           .050
  Net realized and unrealized
    gain (loss) on investments                              .226       (.097)         .072         .062           .154
    Total from investment operations                        .251       (.051)         .117         .106           .204

Distributions to shareholders
  Dividends from net investment income                        _       (.046)       (.045)       (.044)         (.050)

Total increase (decrease) in net asset value                .251       (.097)         .072         .062           .154

Net asset value, end of period                            $1.691       $1.440       $1.537       $1.465         $1.403

Total return                                              17.43%      (3.30%)        8.00%        7.61%         16.40%

Ratio of expenses to average net assets           .      .93%(a)         .80%         .81%         .85%           .85%

Ratio of net investment income to average net assets    3.25%(a)        3.39%        3.69%        4.05%          4.49%

Portfolio turnover                                           83%          43%          14%          15%            12%

Net assets, end of period                            $87,719,128  $66,592,680  $53,999,759  $28,471,358    $14,945,973

Number of shares outstanding at end
  of period (in thousands)                               $51,873       46,244       35,142       19,433         10,656



(a) Annualized



ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                                                                                        From Inception
                                                     six months                                         July 16, 1991
                                                        ended     year ended   year ended   year ended      through
                                                   june 30, 1995 december 31, december 31, december 31,   December 31,
                                                    (unaudited)      1994         1993         1992           1991

Net asset value, beginning of period                      $16.97       $18.95       $17.87       $15.82         $15.00

Income from investment operations
  Net investment income                                    (.05)          .10          .08          .09            .26
  Net realized and unrealized gain
    (loss) on investments                                   4.30       (1.98)         1.27         2.09            .82
    Total from investment operations                        4.25       (1.88)         1.35         2.18           1.08

Distributions to shareholders
  Dividends from net investment income                        _        (.10)        (.08)        (.09)          (.26)
  Distributions from net realized gains                       _           _        (.19)        (.04)             _
    Total distributions                                       _        (.10)        (.27)        (.13)          (.26)

Total increase (decrease) in net asset value                4.25       (1.98)         1.08         2.05            .82

Net asset value, end of period                            $21.22       $16.97       $18.95       $17.87         $15.82

Total return                                              25.04%      (9.92%)        7.56%       13.73%          7.25%

Ratio of expenses to average net assets                  .98%(a)         .79%         .80%         .39%             _

Ratio of net investment income to
  average net assets                                   (.53%)(a)         .68%         .66%        1.19%        .84%(a)

Increase reflected in above net
  investment income ratio due to
  expense reimbursement                                       _           _           _         .87%       4.23%(a)

Portfolio turnover                                           65%          79%          26%           2%             5%

Net assets, end of period                             $6,808,661   $5,688,821   $4,986,223     $870,066       $268,040

Number of shares outstanding at end
  of period  (in thousands)                                  321          335          263           49             17


(a) Annualized

ACACIA CAPITAL CORPORATION
CALVERT RESPONSIBLY INVESTED STRATEGIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)
                                                                 from inception
                                                                  March 1, 1995
                                                                     through
                                                                  June 30, 1995
                                                                   (unaudited)

Net asset value, beginning of period                                     $10.00

Income from investment operations
  Net investment income                                                   (.04)
  Net realized and unrealized gain (loss) on investments                    .04
    Total from investment operations                                         _

Distributions to shareholders
  Distributions from net investment income                                   _
  Distributions from net realized gains                                      _
    Total distributions                                                      _

Total increase (decrease) in net asset value                                 _

Net asset value, end of period                                           $10.00

Total return                                                              0.00%

Ratio of expenses to average net assets                   .            1.56%(a)

Ratio of net investment income to average net assets                 (1.51%)(a)

Increase reflected in above net investment income
  ratios due to expense reimbursement                                        _

Portfolio turnover                                                          35%

Net assets, end of period                                              $908,481

Number of shares outstanding at end
  of period (in thousands)                                                   91


(a) Annualized
